OTHER EQUITY INSTRUMENTS (Details) ¥ in Thousands, $ in Millions			12 Months Ended
	Dec. 02, 2020 CNY (¥)	Nov. 19, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Nov. 07, 2021 USD ($)	Oct. 21, 2021 CNY (¥)
OTHER EQUITY INSTRUMENTS
Proceeds from issuance of perpetual securities			¥ 1,000,000	¥ 1,500,000
2016 Senior Perpetual Securities
OTHER EQUITY INSTRUMENTS
Notional amount | $					$ 500
2018 Perpetual Medium-term Notes
OTHER EQUITY INSTRUMENTS
Notional amount						¥ 2,000,000
2019 Perpetual Medium-term Notes
OTHER EQUITY INSTRUMENTS
Notional amount		¥ 1,500,000
Interest rate (as a percent)		4.20%
Proceeds from Medium-term Notes		¥ 1,499,000
Initial spread (as a percent)		1.31%
2019 Perpetual Medium-term Notes | Maximum
OTHER EQUITY INSTRUMENTS
Margin rate (as a percent)		3.00%
Margin rate term (in years)		5 years
2020 Perpetual Medium-term Notes
OTHER EQUITY INSTRUMENTS
Notional amount	¥ 1,000,000
Interest rate (as a percent)	4.45%
Proceeds from issuance of perpetual securities	¥ 1,000,000
2020 Perpetual Medium-term Notes | Maximum
OTHER EQUITY INSTRUMENTS
Initial spread (as a percent)	1.42%
Margin rate (as a percent)	3.00%
Margin rate term (in years)	5 years